SUBSEQUENT EVENT NOTE	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT NOTE [Text Block]

15. SUBSEQUENT EVENT NOTE

Subsequent to December 31, 2020, 5,200 shares which were purchased in December 2020 were cancelled. In January 2021 and February 2021, a total of 41,900 shares were purchased and cancelled. In March 2021, the Company purchased 25,000 shares under the 2020 repurchase plan and these shares will be cancelled in the normal course of business.

Subsequent to December 31, 2020, the Company announced that it would proceed with a share repurchase plan in 2021. Under the terms of the plan, which commences on March 16, 2021, the Company will be able to repurchase up to 4,000,000 shares. In March 2021 the Company purchased 27,200 shares under the 2021 repurchase plan, which will be cancelled in the ordinary course of business.

Subsequent to December 31, 2020, 100,000 stock options were exercised at a strike price of CAD$0.23 per stock option, 30,000 stock options were exercised at a strike price of CAD$0.50 per stock option, and 130,000 common shares were issued.